Net Defined Benefit Liability (Asset) - Summary Of Fair Value Of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Cash and due from banks	₩ 1,892,290	₩ 1,807,408
Return on plan assets, net defined benefit liability (asset)	69,658	₩ 67,798
Estimate of contributions expected to be paid to plan	₩ 147,237